Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Share capital

8.	Share capital and reserves

Authorised, allotted and fully paid – classified as equity	As at 30 June 2023 unaudited Number	As at 30 June 2023 unaudited £	As at 31 December 2022 Number	As at 31 December 2022 £
Ordinary shares of £0.001 each	277,971,722	277,972	5,417,137	108,343
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	–	–
Total		5,341,294		1,108,344

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result, the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The above table reflects the share consolidation in the comparative figures.

At a General Meeting on 14 June 2023, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.02 each into to one Ordinary Share of £0.001 each and 19 ‘B’ Deferred Shares of £0.001 each. The ‘B’ Deferred Shares have limited rights and are effectively valueless. The previously issued Deferred Shares were redesignated ‘A’ Deferred Shares.

On 26 May 2023 the Company entered into private placement as set out in note 4. As no share premium was recognised in relation to this transaction the transaction costs allocated to the initial issue of shares have been charged to retained earnings.

During the period the Company entered into two private placements as set out in note 4. The pre-funded, Series A, Series B, Series C and Investor warrants have been accounted for as equity warrants and the fair value on recognition allocated to the warrant reserve, net of transaction costs. On exercise of the warrants the fair value has been transferred to share capital and share premium.

Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares of Biodexa Pharmaceuticals PLC

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

2023		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2023		5,417,137	1,000,001	-
15 February 2023	Private Placements	3,250,200	-	-	0.0505	164
26 May 2023	Registered Direct Offering	110,679,610	-	-	0.0097	1,076
April – June 2023	Exercise February 2023 pre-funded warrants	62,184,525	-	-	0.0505	3,139
March 2023	Exercise Series ‘A’ warrants	12,931,020	-	-	0.0505	653
March 2023	Exercise Series ‘B’ warrants	19,396,530	-	-	0.0505	979
15 June 2023	Exercise Investor warrants	625,000	-	-	0.0505	32
14 June 2023	Share sub-division and re-designation	-	-	4,063,321,418	n/a	n/a
30 June 2023	Exercise ‘C’ warrants	63,487,700	-	-	0.0097	617
At 30 June 2023 (unaudited)		277,971,722	1,000,001	4,063,321,418

2022
At 1 January 2022		4,923,420	1,000,001	-
22 March 2022	Exercise of warrants	1	-	-	200.000	-
3 May 2022	Share issue to SIPP trustee*	1,250	-	-	0.001	-
19 December 2022	Registered Direct Offering	492,466	-	-	0.6660	321
At 31 December 2022		5,417,137	1,000,001	-

*Share issued to Biodexa Pharmaceuticals PLC employee benefit trust

22	Share capital

Authorised, allotted and fully paid – classified as equity	2022 Number	2022 £	2021 Number	2021 £	2020 Number	2020 £
At 31 December
Ordinary shares of £0.001 each	5,417,137	108,343	4,923,420	98,468	3,153,694	63,074
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,108,344		1,098,469		1,063,075

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. At the same time, the ratio of the Company’s Ordinary Shares to ADSs was changed from each ADS representing 25 Ordinary Shares to each ADS representing 5 Ordinary Shares. The above table reflects the share consolidation.

In accordance with the Articles of Association for the Company adopted on 13 November 2014, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.001 each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Biodexa Pharmaceuticals plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2020		1,174,752	1,000,001
2020
18 May 2020	Placing & Registered Direct Offering	787,878		5.4000	4,255
27 July 2020	Placing	1,064,814		5.4000	5,750
19 August 2020	Exercise of warrants	125,000		6.2642	783
30 September 2020	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
At 31 December 2020		3,153,694	1,000,001
19 February 2021	Exercise of warrants	15,340		5.9600	91
6 July 2021	Placing	1,754,386		5.7000	10,000
At 31 December 2021		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1		200.0000	–
3 May 2022	Share issue to SIPP trustee (see note 25)	1,250		0.0200	–
19? December 2022	Registered Direct Offering	492,466		0.6660	321
At 31 December 2022		5,417,137	1,000,001